Expense Example, No Redemption - First Sentier Global Listed Infrastructure Fund - Class I Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	302
Expense Example, No Redemption, 5 Years	546
Expense Example, No Redemption, 10 Years	$ 1,245